RELATED PARTY TRANSACTIONS, Due to Related Parties (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction Due To Related Parties [Abstract]
Due to related parties		$ 1,797,774	$ 2,602,132
Proceeds from borrowings		0	0	$ 2,977,972
Related Party [Member]
Related Party Transaction Due To Related Parties [Abstract]
Due to related parties		1,797,774	2,602,132
Zhou Kai [Member]
Related Party Transaction Due To Related Parties [Abstract]
Due to related parties	[1]	31,682	1,830,092
Proceeds from borrowings		30,000.00	1,800,000	5,300,000
Repayment of borrowings		1,800,000	0	0
Consideration from disposal of other investment			2,000,000
Payments to related party payables			2,000,000
Shenzhen Jinhui [Member]
Related Party Transaction Due To Related Parties [Abstract]
Due to related parties	[2]	1,766,092	772,040
Outsourcing and related support services cost		$ 1,000,000	$ 700,000	$ 600,000

[1]	The balance represents borrowings from Zhou Kai for the Group’s daily operational purposes. The borrowings are interest-free, unsecured and due on demand. During the years ended March 31, 2025, 2024 and 2023, the Group borrowed from Zhou Kai of $0.03 million, $1.8 million and $5.3 million, respectively. During the years ended March 31, 2025, 2024, and 2023, the Group repaid borrowings from Zhou Kai of $1.8 million, nil and nil, respectively. During the year ended March 31, 2024, the Group disposed certain portion of its other investment to Zhou Kai at a consideration of approximately $2.0 million and the amount was settled with payable with Zhou Kai.
[2]	The balance represents unpaid service fees to Shenzhen Jinhui, a service provider and sub-contractor of the Group’s project management services. Based on the services agreement, Shenzhen Jinhui charges the Group certain percents of markup above its costs relating to service provided to the Group. During the years ended March 31, 2025, 2024 and 2023, the Group purchased outsourcing and related support services of approximately $1.0 million, $0.7 million and $0.6 million, respectively, from Shenzhen Jinhui which were recorded as software licensing (including subscription based) and related support outsourcing costs, and expects to settle the balance as of March 31, 2025 within 12 months.